Asset Impairment Charges and Reversals - Significant Inputs (Details)	12 Months Ended
	Dec. 31, 2019 uSDPricePerGallon uSDPerMega-wattHour	Dec. 31, 2016 uSDPricePerGallon uSDPerMega-wattHour
Maximum | Mid-Columbia annual average power prices
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, price per megawatt hour | uSDPerMega-wattHour	42	46
Maximum | On-highway diesel fuel on coal shipments
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, fuel price per gallon | uSDPricePerGallon	2.40	2.09
Maximum | Discount rates
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets	0.064	0.057
Minimum | Mid-Columbia annual average power prices
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, price per megawatt hour | uSDPerMega-wattHour	30	22
Minimum | On-highway diesel fuel on coal shipments
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, fuel price per gallon | uSDPricePerGallon	2.35	1.69
Minimum | Discount rates
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets	0.052	0.054